Average Annual Total Returns - AZL MVP Global Balanced Index Strategy Fund	Apr. 30, 2021
MSCIWorldIndex [Member]
Average Annual Return:
1 Year	16.50%	[1]
5 Years	12.82%	[1]
Since Inception	12.12%	[1]
Inception Date	Jan. 10, 2012	[1]
GlobalBalancedCompositeIndex [Member]
Average Annual Return:
1 Year	13.67%	[1]
5 Years	9.05%	[1]
Since Inception	7.76%	[1]
Inception Date	Jan. 10, 2012	[1]
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
Since Inception	3.42%	[1]
Inception Date	Jan. 10, 2012	[1]
MSCIEmergingMarketsIndex [Member]
Average Annual Return:
1 Year	18.69%	[1]
5 Years	13.22%	[1]
Since Inception	6.41%	[1]
Inception Date	Jan. 10, 2012	[1]
AZL MVP Global Balanced Index Strategy Fund
Average Annual Return:
1 Year	7.81%
5 Years	6.35%
Since Inception	5.84%
Inception Date	Jan. 10, 2012

[1]	Reflects no deduction for fees, expenses, or taxes.